Document and Entity Information	Nov. 04, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001659352
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	Codiak BioSciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39615
Entity Tax Identification Number	47-4926530
Entity Address, Address Line One	35 Cambridge Park Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	949-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	CDAK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false